Income taxes - Changes in deferred tax (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance of deferred tax liability, net	$ 183,930	$ 94,287	$ 132,792
Deferred ISR in profit or loss	245,569	85,731	(42,355)
Income tax effects recognized in other comprehensive income	(1,284)	3,912	3,850
Ending balance of deferred tax asset, net	$ 428,215	$ 183,930	$ 94,287